Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Summary of intangible assets

Year ended 31 December 2022	Exploration and evaluation US$m	Trademarks, patented and non-patented technology US$m	Contract-based intangible assets US$m	Other intangible assets US$m	Total US$m
Net book value
At 1 January 2022	363	22	2,008	439	2,832
Adjustment on currency translation	(22)	(2)	(114)	(24)	(162)
Expenditure during the year	207	5	—	106	318
Amortisation for the year	—	(13)	(9)	(137)	(159)
Impairment reversal(a)	150	—	—	—	150
Subsidiaries no longer consolidated(a)	(150)	—	—	—	(150)
Newly consolidated operations(b)	822	—	—	—	822
Disposals, transfers and other movements	(2)	—	(10)	6	(6)
At 31 December 2022	1,368	12	1,875	390	3,645
– cost	3,030	211	2,908	1,732	7,881
– accumulated amortisation and impairment	(1,662)	(199)	(1,033)	(1,342)	(4,236)

Year ended 31 December 2021	Exploration and evaluation US$m	Trademarks, patented and non-patented technology US$m	Contract-based intangible assets US$m	Other intangible assets US$m	Total US$m
Net book value
At 1 January 2021	271	33	1,994	457	2,755
Adjustment on currency translation	(14)	(2)	(11)	(21)	(48)
Expenditure during the year	110	5	—	110	225
Amortisation for the year	—	(14)	(10)	(154)	(178)
Disposals, transfers and other movements	(4)	—	35	47	78
At 31 December 2021	363	22	2,008	439	2,832
– cost	2,513	220	3,089	1,725	7,547
– accumulated amortisation and impairment	(2,150)	(198)	(1,081)	(1,286)	(4,715)
(a)The impairment reversal and disposal relates to our sale of the Roughrider uranium development project, refer to note 4.
(b)The acquisition relates to our purchase of Rincon, a lithium project in Argentina, refer to note 5.

Where amortisation is calculated on a straight line basis, the following useful lives have been determined:

	Trademarks, patented and non-patented technology		Contract-based intangible assets		Other intangible assets
Type of intangible	Trademarks	Patented and non-patented technology	Power contracts/water rights	Other purchase and customer contracts	Internally generated intangible assets and computer software	Other intangible assets
Amortisation profile	14 to 20 years	10 to 20 years	2 to 45 years	5 to 15 years	2 to 5 years	2 to 20 years